CONCENTRATIONS AND CREDIT RISK (Details Narrative)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents | $	$ 18,520		$ 271,636
FDIC deposit insurance limit | ¥				¥ 500,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Dogness Network Technology Co Ltd [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.90%		38.70%
Customers Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	61.00%
Customers Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.10%	8.80%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.90%	15.30%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.10%		54.60%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.30%	9.90%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			15.90%
Supplier [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%
Supplier [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	55.30%
Supplier One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			13.70%
Supplier One [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		21.00%
Supplier Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			11.20%
Supplier Two [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.40%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	68.00%	65.90%
Customers Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.00%